Note 20 - Subsequent Events (Details Textual) - CAD ($) $ / shares in Units, $ in Thousands						3 Months Ended	12 Months Ended
	Jan. 18, 2024	Jul. 13, 2023	Jan. 01, 2023	Dec. 05, 2022	Jun. 13, 2022	Feb. 26, 2024	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Weighted average share price (in CAD per share)							$ 1.22	$ 2.25
Issue of equity							$ 22,769	$ 18,452
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares)						579,918
Issue of equity						$ 800
Payments for share issue costs						$ 20
NevGold Corp [member]
Statement Line Items [Line Items]
Purchase of equity, number of shares received (in shares)		4,109,589	3,658,536	2,976,200			10,744,325
Weighted average share price (in CAD per share)					$ 0.675
NevGold Corp [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Purchase of equity, number of shares received (in shares)	10,000,000
Purchase of equity, deemed value of shares received	$ 3,000
Weighted average share price (in CAD per share)	$ 0.3